Fee and Commission Income - Summary of Fee and Commission Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fee and commission income (expense) [abstract]
Fee income from asset management	€ 1,824	€ 1,853	€ 2,126
Commission income	585	594	535
Other	114	112	140
Total fee and commission income	€ 2,523	€ 2,558	€ 2,802